Cover	Oct. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 02, 2026
Entity File Number	001-36745
Entity Registrant Name	BNB Plus Corp.
Entity Central Index Key	0000744452
Entity Tax Identification Number	59-2262718
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	25 Health Sciences Drive
Entity Address, City or Town	Stony Brook
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11790
City Area Code	631
Local Phone Number	240-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	BNBX
Entity Emerging Growth Company	false